Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Real Estate Owned
Real estate owned	$ 7,473	$ 5,020
Commercial Properties [Member]
Summary of Real Estate Owned
Real estate owned	5,382	1,777
Residential Properties [Member]
Summary of Real Estate Owned
Real estate owned	696	1,683
Bank Properties [Member]
Summary of Real Estate Owned
Real estate owned	$ 1,395	$ 1,560